SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
Oil and gas property – subject to amortization	$ 28,740,479	$ 23,828,143
Accumulated depletion	(9,411,476)	(8,364,480)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	7,469,820	3,604,480	$ 1,338,987	$ 1,427,486
Oil and gas property – not subject to amortization	1,151,804	1,151,804
Accumulated impairment
Oil and gas property – not subject to amortization, net	$ 1,151,804	$ 1,151,804